Accumulated Other Comprehensive Income (Loss) - Summary of Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in AOCIL [Roll Forward]
Balances at beginning of period	$ 404,449	$ 347,596	$ 398,484
Other comprehensive income (loss) before reclassifications	781	20,101	(93,481)
Amounts reclassified from AOCIL	1,417	520	217
Other comprehensive income (loss)	2,198	20,621	(93,264)
Balances at end of period	454,686	404,449	347,596
Accumulated Other Comprehensive Income (Loss)
Changes in AOCIL [Roll Forward]
Balances at beginning of period	(72,142)	(92,763)	501
Other comprehensive income (loss)	2,198	20,621	(93,264)
Balances at end of period	(69,944)	(72,142)	(92,763)
Unrealized Gains (Losses) on Securities AFS
Changes in AOCIL [Roll Forward]
Balances at beginning of period	(51,113)	(68,742)	6,299
Other comprehensive income (loss) before reclassifications	1,474	17,454	(75,258)
Amounts reclassified from AOCIL	338	175	217
Other comprehensive income (loss)	1,812	17,629	(75,041)
Balances at end of period	(49,301)	(51,113)	(68,742)
Unrealized Losses on Securities Transferred to Securities HTM
Changes in AOCIL [Roll Forward]
Balances at beginning of period	(15,408)	(18,223)	0
Other comprehensive income (loss) before reclassifications	2,633	2,815	(18,223)
Amounts reclassified from AOCIL	0	0	0
Other comprehensive income (loss)	2,633	2,815	(18,223)
Balances at end of period	(12,775)	(15,408)	(18,223)
Dispropor- tionate Tax Effects from Securities AFS
Changes in AOCIL [Roll Forward]
Balances at beginning of period	(5,798)	(5,798)	(5,798)
Other comprehensive income (loss) before reclassifications	0	0	0
Amounts reclassified from AOCIL	0	0	0
Other comprehensive income (loss)	0	0	0
Balances at end of period	(5,798)	(5,798)	(5,798)
Unrealized Gains (Losses) on Derivative Instruments
Changes in AOCIL [Roll Forward]
Balances at beginning of period	177	0	0
Other comprehensive income (loss) before reclassifications	(3,326)	(168)	0
Amounts reclassified from AOCIL	1,079	345	0
Other comprehensive income (loss)	(2,247)	177	0
Balances at end of period	$ (2,070)	$ 177	$ 0